UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2001

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bessent Capital, LLC
Address:  900 3rd Avenue, 29th Floor
          New York, NY 10022

13 File Number: 28-06151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      John F. Freeman
Title:
Phone:
Signature, Place and Date of Signing:

    John F. Freeman  October 17, 2001

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    80523

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D JOY GLOBAL INC                 COMMON STOCK     481165108     2450   165000 SH       SOLE                 165000        0        0
D MCDONALDS CORP COM NPV         COMMON STOCK     580135101     5564   205000 SH       SOLE                 205000        0        0
D MEAD CORP COM                  COMMON STOCK     582834107     4152   150000 SH       SOLE                 150000        0        0
D NAVISTAR INTL CORP NEW         COMMON STOCK     63934E108     4571   161800 SH       SOLE                 161800        0        0
D S & P DEPOSITORY RECEIPTS TR U US ETF'S - US TR 78462F103    54674   523500 SH       SOLE                 523500        0        0
D SPRINT CORP (PCS GROUP)        COMMON STOCK     852061506     2629   100000 SH       SOLE                 100000        0        0
D SPRINT CORP USD2.50  COM       COMMON STOCK     852061100     6483   270000 SH       SOLE                 270000        0        0
S REPORT SUMMARY                  7 DATA RECORDS               80523        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED